LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Capital Lease Obligations
2014	1,523,229
2015	784,925
2016	150,572
Total minimum lease payments required	2,458,726
Less: Amount representing interest	(133,751)
Present value of minimum lease payments	2,324,975
Less current maturities	(1,423,268)	(937,048)	(1,960,503)
Capital lease obligations, noncurrent	901,707	364,801	1,884,937
Capital Lease Obligations
Net book value of capital assets leased	2,954,000		4,957,000
Total accumulated depreciation	7,221,000		$ 5,114,000
Minimum
Capital Lease Obligations
Interest rate (as a percent)	4.58%
Maximum
Capital Lease Obligations
Interest rate (as a percent)	8.17%